ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3. ACQUISITIONS

(a) Acquisition of business of Wuxi Huayang

On July 1, 2007, the Group acquired the operating assets and liabilities of Wuxi Huayang, including a 49% noncontrolling interest in Wuxi iSoftStone for the purpose of establishing a service delivery center in Wuxi, with an initial cash consideration of $779, which was paid in 2007.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction, based on the initial consideration, was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$213	3.5 years
Contract backlog	74	1.3 years
Non-compete agreement	15	5 years
Goodwill	401
Deferred tax liabilities	(36)
Noncontrolling interest	112

Total consideration	$779

An additional cash consideration, based on the performance of the acquired business in 2007 and 2008 was subsequently determined to be $1,107, of which was paid in 2009. The additional consideration was recorded as an addition to the goodwill in 2009.

The Group is also obligated to pay additional performance-based cash consideration at twice the audited net income of the acquired business for the period from July 1, 2007 to June 30, 2010, plus $134 and less previously paid cash consideration of $1,886. In October 2010, the Group entered into a settlement agreement with the selling shareholders and fixed the additional cash consideration at $674, of which $629 and $45 were paid in December 2010 and August 2011, and was recorded as an addition to the goodwill in 2010 and 2011.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force, and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of Wuxi Huayang have been included in the Group’s consolidated financial statements since the date of acquisition.

(b) Acquisition of business of Jiefeng

On January 1, 2008, the Group acquired the IT service operations of Jiefeng, an information technology outsourcing service provider based in Shanghai, China for the purpose of establishing stronger relationship with a long-time significant client and acquiring professionals with expertise in website technologies.

The purchase price of transaction was $2,787, consisting of:

•	Deferred payable of $2,713 which recorded at its present value of $2,596 at the acquisition date of which $836 and $1,877 were paid in 2008 and 2009, respectively.

•	1,004,500 ordinary shares of the Company valued at $0.19 per share and issued at the acquisition date.

The difference between the cash consideration $2,713 and its present value of $2,596 as of the acquisition date is accreted as interest expense over the payment term using effective interest rate method. The Group recognized $53 and $64 of interest expense for the years ended December 31, 2008 and 2009, respectively.

The transaction was accounted for as a business combination using the purchase method of accounting. The value of the ordinary shares and the purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$150
Other current assets	559
Current liabilities	(114)
Intangible assets acquired:
Customer base	790	4 years
Contract backlog	89	1.3 years
Non-compete agreement	34	4 years
Goodwill	1,317
Non-current assets	8
Deferred tax liabilities	(46)

Total consideration	$2,787

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force, and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of Jiefeng have been included in the Group’s consolidated financial statements since the date of acquisition.

(c) Acquisition of Akona

On February 28, 2008, the Group acquired 100% equity interest in Akona, a Washington corporation primarily focused on IT services business in the U.S. for the purpose of enhancing the onshore delivery capability to a major client located in the U.S.

The purchase price included initial cash consideration of $3,136, which was paid in 2008, and 4,539,489 ordinary shares of the Company valued at $0.21 per share were issued on the acquisition date. In addition, the arrangement also included a contingent consideration based on the 2008 actual performance of Akona.

The transaction was accounted for as a business combination using the purchase method of accounting. The value of the ordinary shares and the purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$490
Current assets	1,192
Current liabilities	(463)
Non-current assets	138
Intangible assets acquired:
Customer base	5,087	1.8 – 5.8 years
Contract backlog	312	0.8 years
Deferred tax liabilities	(1,944)
Contingent consideration in connection with business combination	(723)

Total consideration	$4,089

An amount of contingent consideration of $723 was recognized at date of acquisition representing the excess amount of fair value of acquired assets and liabilities over the initial consideration.

Pursuant to the terms of the original purchase agreement, the contingent consideration of $9,263 was determined, based on the 2008 performance of the acquired business which consisted of $5,640 in cash and 7,548,288 ordinary shares of the Company valued at $0.48 per share, with the assistance of American Appraisal China Limited, an independent valuation firm. The cash was paid and the shares were issued in 2009. The additional consideration was recorded as an addition to the goodwill in 2009.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Akona have been included in the Group’s consolidated financial statements since the date of acquisition.

(d) Acquisition of business of Star

On March 1, 2009, the Group acquired the IT services business of Star, an information technology outsourcing service provider based in Shenzhen, China for the purpose of enhancing the market presence and share with a long-term service provider for Huawei.

The Group agreed to pay cash contingent consideration, primarily based on the performance of Star for the period from March 1, 2009 to February 28, 2010. The fair value of the contingent consideration of $1,596 on the acquisition date was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Non-current assets	$256
Intangible assets acquired:
Customer base	254	3 years
Contract backlog	13	0.5 years
Non-compete agreements	15	5 years
Goodwill	1,083
Deferred tax liabilities	(25)

Total consideration	$1,596

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

On December 31, 2009, the Group entered into a supplementary purchase agreement with the selling shareholders to revise the contingent consideration provision and determine the total consideration will be up to $1,528 in cash, consisting of $836 payable unconditionally, which was reclassified as deferred consideration as of December 31, 2009 and paid in 2010, and up to $692 payable upon the attainment to certain performance targets for the twelve months period ended February 28, 2010, of which $257 was paid in 2010. The fair value of the contingent consideration as of December 31, 2009 was determined as $670. The decrease in the fair value of contingent consideration payable excluding the effect of amount reclassified to deferred consideration, which was $90, was recorded as a gain of changes in fair value of contingent consideration in the consolidated statements of operations in 2009. As of December 31, 2010, there was $436 unpaid cash consideration which was paid in 2011. The increase in the fair value of contingent consideration payable, excluding the $23 payment in 2010 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2010. In April 2011, cash consideration of $439 was paid. The decrease in the fair value of contingent consideration payable of $2 in 2011 was recorded as a gain of changes in fair value of contingent consideration in the consolidated statements of operation in 2011.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of Star have been included in the Group’s consolidated financial statements since the date of acquisition.

(e) Acquisition of business of MDCL

On March 6, 2009, the Group acquired the IT services operations of MDCL for the purpose to enhance the service capability to clients located in Hong Kong and Taiwan.

The consideration consisted of an initial cash consideration of $700, which was paid in 2009, and contingent consideration up to $500 in cash and $400 in shares of the Company, primarily based on the certain performance conditions of the acquired business for the 24 months period following the date of acquisition. The contingent consideration was valued at $549 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$1,199
Intangible assets acquired:
Customer base	78	3 years
Contract backlog	42	1 year
Non-compete agreements	7	4 years
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)

Total consideration	$1,249

The excess of the fair value of acquired net assets over fair value of the consideration as of acquisition was at $66, which was recognized as a gain on bargain purchase in the consolidated statement of operations in 2009.

The changes in fair value of the contingent consideration from date of acquisition to December 31, 2009 was determined to be an increase in liability of $93, which was recognized in the consolidated statement of operations in 2009.

In 2010, the Group settled the contingent consideration with the selling shareholders of MDCL at $266 in cash, which was paid in May and October 2010, and 242,059 ordinary shares were issued on July 30, 2010 and valued at $0.54 per share, which was estimated by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The decrease in the fair value of contingent consideration payable of $245 in 2010 was recorded as changes in fair value of contingent consideration in connection with business combination in the consolidated statements of operations in 2010.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of MDCL have been included in the Group’s consolidated financial statements since the date of acquisition.

(f) Acquisition of Ascend

On October 7, 2010, the Group acquired a 100% equity interest of Ascend, which has offices in Boston and New York City and provides IT consulting services to global banking and financial services (including insurance) clients in the U.S.

The consideration consists of cash consideration of $1,928, which was paid in 2010, and 823,846 ordinary shares of the Company which were issued on December 23, 2010 valued at $1.15 per share. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from October 1, 2010 to September 30, 2011 at the minimum of $394 and maximum of $3,394. The share consideration and the contingent consideration were valued at $951 and $310, respectively, by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,928
Value of ordinary shares	951
Contingent consideration	310

Total consideration	$3,189

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$312
Current assets	1,675
Current liabilities	(1,344)
Non-current assets	74
Intangible assets acquired:
Customer base	854	4.3 years
Contract backlog	190	0.3 years
Trademark	4	4.4 years
Goodwill	1,801
Deferred tax liabilities	(377)

Total consideration	$3,189

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The changes in fair value of the contingent consideration from date of acquisition to December 31, 2010 was determined to be an increase in liability of $132, which was recognized as a loss in the consolidated statement of operations in 2010.

In 2011, pursuant to the purchase agreement, the contingent consideration of $3,394 in cash was determined based on performance of the acquired business for the period from October 1, 2010 to September 30, 2011, of which $1,697 was paid in December 2011. As of December 31, 2011, the remaining $1,697 was recorded at its present value of $1,593 as deferred consideration payable, which is to be paid in 2012. The increase in the fair value of contingent consideration payable of $2,966 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Ascend have been included in the Group’s consolidated financial statements since the date of acquisition.

(g) Acquisition of Shanghai Kangshi

On November 10, 2010, the Group acquired 100% equity interest of Shanghai Kangshi, an information technology outsourcing service provider based in Shanghai, China for the purpose to enhance capability in providing business intelligence services to China and global customers.

The consideration consists of an initial cash consideration of $6,373, and 970,215 ordinary shares of the Company valued at $1.235 per share. There was $1,867 cash consideration paid in 2010. A portion of these shares will be subject to repurchase at a nominal price if the performance of the acquired business for each of the year 2010, 2011 and 2012 fails to achieve that year’s performance target. The repurchase right for the ordinary shares issued was accounted for as a contingent receivable, which was valued at $225 by the Group at the acquisition date. The contingent share consideration was valued by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

	$0,000	$0,000	$0,000
Cash consideration	$6,373
Value of ordinary shares	1,198
Contingent receivable	(225)

Total consideration	$7,346

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$929
Current assets	1,151
Current liabilities	(443)
Non-current assets	35
Intangible assets acquired:
Customer base	1,970	3.2 – 5.2 years
Contract backlog	318	0.9 years
Non-compete agreement	155	5.0 years
Goodwill	3,597
Deferred tax liabilities	(366)

Total consideration	$7,346

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2010 was determined to be an increase in liability of $62, which was recognized as a loss of changes in fair value of contingent consideration in the consolidated statement of operations in 2010.

There was $2,620 cash consideration paid in 2011. The fair value of the contingent consideration as of December 31, 2011 was determined as nil based on the performance of the acquired business for each of the year 2011 and 2012. The increase in fair value of contingent consideration receivable of $167 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Shanghai Kangshi have been included in the Group’s consolidated financial statements since the date of acquisition.

(h) Acquisition of Adventier

On July 31, 2011, the Group acquired 100% equity interest of Adventier, which has headquarter in Minnesota and provides ERP consulting and solution services. The purpose of the acquisition is to further enhance the end-to-end service offerings, including ERP consulting and delivery capabilities, to both the global and Chinese clients.

The consideration consists of an initial cash consideration of $3,555, which was paid in 2011. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from January 1, 2011 to December 31, 2011 with the maximum of $8,000. The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

In 2011, the contingent consideration was determined pursuant to the purchase agreement to be $7,469, based on the actual performance of the acquired business. The increase of the consideration was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Adventier have been included in the Group’s consolidated financial statements since the date of acquisition.

(i) Other acquisitions

The Group also made other insignificant acquisitions during the three-year period ended December 31, 2011:

The Group acquired a 90.2% equity interest of iHealthStone in January 2011 for cash consideration of $306.

(j) Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2008 and 2009 assuming that the acquisitions of Star and MDCL which were completed in 2009, occurred as of January 1, 2008 and 2009, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Year ended December 31,
	2008	2009
	(Unaudited)	(Unaudited)
Pro forma net revenue	$92,338	$149,097
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$(135)	$10,483
Pro forma net income (loss) per ordinary share—basic	$(0.03)	$0.02
Pro forma net income (loss) per ordinary share—diluted	$(0.03)	$0.02

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2009 and 2010 assuming that the acquisitions of Ascend and Shanghai Kangshi which were completed in 2010, occurred as of January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Year ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)
Pro forma net revenue	$145,729	$204,054
Pro forma net loss attributable to ordinary shareholders of iSoftStone Holdings Limited	$(729)	$(7,479)
Pro forma net loss per ordinary share—basic	$(0.01)	$(0.05)
Pro forma net loss per ordinary share—diluted	$(0.01)	$(0.05)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2010 and 2011 assuming that the acquisitions of iHealthStone Co., Ltd. and Adventier which were completed in 2011, occurred as of January 1, 2010 and 2011, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share—basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share—diluted	$(0.02)	$0.03